Investment securities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Investment securities disclosures
Securities available-for-sale	SFr 2,191	SFr 2,489
Total investment securities	2,191	2,489
Bank
Investment securities disclosures
Securities available-for-sale	2,189	2,486
Total investment securities	SFr 2,189	SFr 2,486